Prepaid Expenses - Schedule Of Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense, Current [Abstract]
Prepaid insurance	$ 5,286	$ 0
Prepaid research and development costs	639	0
Other prepaid expenses and current assets	656	194
Total	$ 6,581	$ 194